UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)		Common stock		Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Non-controlling interest	Total
Beginning balance at Mar. 31, 2020		$ 290		$ 27,015,748	$ (23,704,863)	$ (507,478)	$ (1,331,340)	$ 1,472,357
Beginning balance (in shares) at Mar. 31, 2020	[1]	2,900,882
Net income (loss)		$ 0	[1]	0	(10,360,058)	0	(2,302,581)	(12,662,639)
Exercise of Series A warrants into common stock		$ 13		683,033	0	0	0	683,046
Exercise of Series A warrants into common stock (in shares)	[1]	126,609
Issuance of common stock and warrants in a registered direct offerings, net of issuance costs		$ 51		5,743,854	0	0	0	5,743,905
Issuance of common stock and warrants in a registered direct offerings, net of issuance costs (in Shares)	[1]	507,247
Exercise of Placement warrants into common stock		$ 1		(1)		0	0	0
Exercise of Placement warrants into common stock (in shares)	[1]	13,335
Fair value of warrants allocated to derivative liabilities		$ 0	[1]	995,822	0	0	0	995,822
Issuance of common stock and warrants in an underwritten direct offering, net of issuance costs		$ 120		5,261,177	0	0	0	5,261,297
Issuance of common stock and warrants in an underwritten direct offering, net of issuance costs (in shares)	[1]	1,200,000
Issuance of common stock pursuant to exercise of underwriters' over-allotment option, net of issuance costs		$ 18		836,982	0	0	0	837,000
Issuance of common stock pursuant to exercise of underwriters' over-allotment option, net of issuance costs (in shares)	[1]	180,000
Issuance of common stock and warrants in a registered direct offering, net of issuance costs		$ 5		444,995	0	0	0	445,000
Issuance of common stock and warrants in a registered direct offering, net of issuance costs (in shares)	[1]	50,000
Acquisition of business entities		$ 0	[1]	0	0	0	333,254	333,254
Issuance of restricted stock units (in shares)	[1]	0
Fair value of derivative liabilities upon exercise of warrants		$ 0		1,769,841	0	0	0	1,769,841
Foreign currency translation adjustment		0	[1]	0	0	(331,193)	16,524	(314,669)
Ending balance at Mar. 31, 2021		$ 498		40,759,807	(34,064,921)	(838,671)	(3,284,143)	2,572,570
Ending balance (in shares) at Mar. 31, 2021	[2]	4,978,073
Net income (loss)		$ 0	[2]	0	(6,248,615)	0	(1,122,021)	(7,370,636)
Exercise of Series A warrants into common stock		$ 1		22,014	0	0	0	22,015
Exercise of Series A warrants into common stock (in shares)	[2]	4,403
Issuance of common stock and warrants in a registered direct offerings, net of issuance costs		$ 55		2,208,594	0	0	0	2,208,649
Issuance of common stock and warrants in a registered direct offerings, net of issuance costs (in Shares)	[2]	553,192
Fair value of derivative liabilities upon exercise of warrants		$ 0	[2]	45,674	0	0	0	45,674
Foreign currency translation adjustment		0	[2]	0	0	(7,237)	(11,335)	(18,572)
Ending balance at Jun. 30, 2021		$ 554		43,036,089	(40,313,536)	(845,908)	(4,417,499)	(2,540,300)
Ending balance (in shares) at Jun. 30, 2021	[2]	5,535,668
Beginning balance at Mar. 31, 2021		$ 498		40,759,807	(34,064,921)	(838,671)	(3,284,143)	2,572,570
Beginning balance (in shares) at Mar. 31, 2021	[2]	4,978,073
Net income (loss)								(7,624,682)
Foreign currency translation adjustment								48,458
Ending balance at Dec. 31, 2021		$ 618		42,436,441	(39,738,151)	(778,437)	(3,889,787)	(1,969,316)
Ending balance (in shares) at Dec. 31, 2021	[2]	6,178,381
Beginning balance at Mar. 31, 2021		$ 498		40,759,807	(34,064,921)	(838,671)	(3,284,143)	2,572,570
Beginning balance (in shares) at Mar. 31, 2021	[2]	4,978,073
Net income (loss)		$ 0	[1]	0	(536,624)	0	3,158,371	2,621,747
Exercise of Series A warrants into common stock		$ 4		22,011	0	0	0	22,015
Exercise of Series A warrants into common stock (in shares)	[1]	4,403
Issuance of common stock and warrants in a registered direct offerings, net of issuance costs		$ 56		2,208,593	0	0	0	2,208,649
Issuance of common stock and warrants in a registered direct offerings, net of issuance costs (in Shares)	[1]	553,192
Issuance of restricted stock units		$ 9		104,991	0	0	0	105,000
Issuance of restricted stock units (in shares)	[1]	9,546
Issuance of common stock in purchase of XXTX's remaining NCI		$ 53		(1,357,637)	0	(21,762)	1,379,346	0
Issuance of common stock in purchase of XXTX's remaining NCI (in shares)	[1]	533,167
Issuance of common stock for consulting service		$ 10		652,990	0	0	0	653,000
Issuance of common stock for consulting service (in shares)	[1]	100,000
Fair value of derivative liabilities upon exercise of warrants		$ 0	[1]	45,674	0	0	0	45,674
Foreign currency translation adjustment		0	[1]	0	0	80,321	(15,851)	64,470
Recognition of non-controlling interest from acquired equity interest of Sichuan Senmiao upon termination of the VIE agreement		0	[1]	366,604	0	0	(366,604)	0
Deconsolidation of discontinued operation		0	[1]	0	0	670,658	3,605,156	4,275,814
Ending balance at Mar. 31, 2022		$ 630		42,803,033	(34,601,545)	(109,454)	4,476,275	12,568,939
Ending balance (in shares) at Mar. 31, 2022	[2]	6,186,783
Beginning balance at Jun. 30, 2021		$ 554		43,036,089	(40,313,536)	(845,908)	(4,417,499)	(2,540,300)
Beginning balance (in shares) at Jun. 30, 2021	[2]	5,535,668
Net income (loss)		$ 0	[2]	0	419,926	0	(541,851)	(121,925)
Issuance of restricted stock units		$ 1		104,999	0	0	0	105,000
Issuance of restricted stock units (in shares)	[2]	9,546
Foreign currency translation adjustment		$ 0	[2]	0	0	2,407	(6,015)	(3,608)
Ending balance at Sep. 30, 2021		$ 555		43,141,088	(39,893,610)	(843,501)	(4,965,365)	(2,560,833)
Ending balance (in shares) at Sep. 30, 2021	[2]	5,545,214
Net income (loss)		$ 0	[2]	0	155,459	0	(287,580)	(132,121)
Issuance of common stock in purchase of XXTX's remaining NCI		$ 53		(1,357,637)	0	(21,762)	1,379,346	0
Issuance of common stock in purchase of XXTX's remaining NCI (in shares)	[2]	533,167
Issuance of common stock for consulting service		$ 10		652,990	0	0	0	653,000
Issuance of common stock for consulting service (in shares)	[2]	100,000
Foreign currency translation adjustment		$ 0	[2]	0	0	86,826	(16,188)	70,638
Ending balance at Dec. 31, 2021		$ 618		42,436,441	(39,738,151)	(778,437)	(3,889,787)	(1,969,316)
Ending balance (in shares) at Dec. 31, 2021	[2]	6,178,381
Beginning balance at Mar. 31, 2022		$ 630		42,803,033	(34,601,545)	(109,454)	4,476,275	12,568,939
Beginning balance (in shares) at Mar. 31, 2022	[2]	6,186,783
Net income (loss)		$ 0	[2]	0	332,853	0	(88,933)	243,920
Conversion of preferred stock into common stock		$ 14		85,349	0	0	0	85,363
Conversion of preferred stock into common stock (in shares)	[2]	126,831
Foreign currency translation adjustment		$ 0	[2]	0	0	(783,838)	(1,815)	(785,653)
Ending balance at Jun. 30, 2022		$ 644		42,888,382	(34,268,692)	(893,292)	4,385,527	12,112,569
Ending balance (in shares) at Jun. 30, 2022	[2]	6,313,614
Beginning balance at Mar. 31, 2022		$ 630		42,803,033	(34,601,545)	(109,454)	4,476,275	12,568,939
Beginning balance (in shares) at Mar. 31, 2022	[2]	6,186,783
Net income (loss)								(1,922,153)
Foreign currency translation adjustment								(1,177,365)
Ending balance at Dec. 31, 2022		$ 782		43,339,412	(36,323,523)	(1,327,692)	4,316,973	10,005,952
Ending balance (in shares) at Dec. 31, 2022	[2]	7,693,040
Beginning balance at Jun. 30, 2022		$ 644		42,888,382	(34,268,692)	(893,292)	4,385,527	12,112,569
Beginning balance (in shares) at Jun. 30, 2022	[2]	6,313,614
Net income (loss)		$ 0	[2]	0	(1,083,490)	0	(96,314)	(1,179,804)
Conversion of preferred stock into common stock		$ 138		449,497	0	0	0	449,635
Conversion of preferred stock into common stock (in shares)	[2]	1,369,294
Foreign currency translation adjustment		$ 0	[2]	0	0	(823,291)	103,371	(719,920)
Ending balance at Sep. 30, 2022		$ 782		43,337,879	(35,352,182)	(1,716,583)	4,392,584	10,662,480
Ending balance (in shares) at Sep. 30, 2022	[2]	7,682,908
Net income (loss)		$ 0	[2]	0	(971,341)	0	(14,928)	(986,269)
Cashless exercise of November 2021 Investor warrants into common stock		$ 0		0	0	0	0	0
Cashless exercise of November 2021 Investor warrants into common stock (in shares)	[2]	10,132
Fair value of derivative liabilities upon exercise of warrants		$ 0	[2]	1,533	0	0	0	1,533
Foreign currency translation adjustment		0	[2]	0	0	388,891	(60,683)	328,208
Ending balance at Dec. 31, 2022		$ 782		$ 43,339,412	$ (36,323,523)	$ (1,327,692)	$ 4,316,973	$ 10,005,952
Ending balance (in shares) at Dec. 31, 2022	[2]	7,693,040

[1]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022
[2]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022